Tax Rate Reconciliations (Detail)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Schedule of Effective Tax Rate Reconciliation [Line Items]
Tax at statutory rate (%)	35.00%	35.00%	(35.00%)
State income taxes, net of federal	8.40%	5.80%	(9.50%)
Change in valuation allowance	4.90%	1.80%	14.80%
Permanent items	0.60%	(1.40%)	13.30%
Tax credits	(7.70%)	(11.70%)	(30.50%)
Tax reserves	2.10%	(14.10%)	(11.60%)
Deferred tax asset - stock compensation	8.30%
Impact of change in state tax laws and rates	2.80%	(2.10%)	9.00%
Foreign taxes	(3.80%)	(1.20%)	9.70%
Other	(0.50%)	1.20%
Effective tax rate (%)	50.10%	13.30%	(39.80%)